Banking facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Including sub-limit of:
Bank overdrafts(3)(4)		$ 630
terms of Banking Facilities-Repayment Terms
Import and export facilities
Combined limit
Including sub-limit of:
Bank overdrafts(3)(4)
Factoring
Other facilities
Export Documentary Credits
Short Term Loan(5)
Lont Term Loans(1)
Total
Terms of Banking Facilities-Interest Rate
Import and export facilities
Combined limit	$ 734
Including sub-limit of:
Notes payable (1)(2)	478
Bank overdrafts(3)(4)	641
Factoring	2,400
Other facilities
Export Documentary Credits	641
Short Term Loan(5)	2,521
Lont Term Loans(1)	336
Total	4,232
Amount Unutilized
Import and export facilities
Combined limit		2,451
Including sub-limit of:
Notes payable (1)(2)		1,960
Bank overdrafts(3)(4)		11
Factoring		1,854
Other facilities
Export Documentary Credits		$ 1,923
Short Term Loan(5)
Lont Term Loans(1)		$ 847
Total		5,221
Amount Utilized
Import and export facilities
Combined limit	1,830	3,703
Including sub-limit of:
Notes payable (1)(2)	$ 1,830	2,527
Bank overdrafts(3)(4)		630
Factoring		$ 546
Other facilities
Export Documentary Credits
Short Term Loan(5)	$ 1,026	$ 1,026
Lont Term Loans(1)	2,350	748
Total	5,206	5,477
Amount Available
Import and export facilities
Combined limit	2,564	6,154
Including sub-limit of:
Notes payable (1)(2)	2,308	4,487	[1],[2]
Bank overdrafts(3)(4)	641	641	[3],[4]
Factoring	2,400	2,400
Other facilities
Export Documentary Credits	641	1,923
Short Term Loan(5)	3,547	1,026	[5]
Lont Term Loans(1)	2,686	1,595
Total	$ 9,438	$ 10,698

[1]	HIBOR* +1.5%
[2]	Repayable in full within 120 days
[3]	Prime rate + 1%
[4]	Repayable on demand
[5]	Revolving loan is repayable in 90 days. Term loan is repayable monthly over the 3-year term.